Other Comprehensive Income/(Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (3,440)
Other comprehensive income/(loss)-Pfizer Inc.:
Total other comprehensive income/(loss)	(734)		(3,987)		5,127
Ending Balance	(4,129)		(3,440)
NET UNREALIZED GAINS/(LOSSES) [Member] | CURRENCY TRANSLATION ADJUSTMENT AND OTHER [Member]
Comprehensive Income (Loss) [Line Items]
Beginning Balance	169		3,550		(1,389)
Other comprehensive income/(loss)-Pfizer Inc.:
Foreign currency translation adjustments	837		(3,544)		4,978
Reclassification adjustments to income	(127)	[1]	(7)	[1]	5	[1]
Other	4		5		2
Income taxes	61		165		(46)
Ending Balance	944		169		3,550
NET UNREALIZED GAINS/(LOSSES) [Member] | DERIVATIVE FINANCIAL INSTRUMENTS [Member]
Comprehensive Income (Loss) [Line Items]
Beginning Balance	(208)		6		28
Other comprehensive income/(loss)-Pfizer Inc.:
Unrealized holding gains/(losses)	(502)		(1,043)		291
Reclassification adjustments to income	239	[1]	702	[1]	(299)	[1]
Income taxes	110		127		(14)
Ending Balance	(361)		(208)		6
NET UNREALIZED GAINS/(LOSSES) [Member] | AVAILABLE-FOR-SALE SECURITIES [Member]
Comprehensive Income (Loss) [Line Items]
Beginning Balance	157		269		(86)
Other comprehensive income/(loss)-Pfizer Inc.:
Unrealized holding gains/(losses)	(143)		7		576
Reclassification adjustments to income	15	[1]	(141)	[1]	(143)	[1]
Income taxes	17		22		(78)
Ending Balance	46		157		269
BENEFIT PLANS [Member] | ACTUARIAL GAINS/(LOSSES) [Member]
Comprehensive Income (Loss) [Line Items]
Beginning Balance	(3,947)		(3,367)		(3,132)
Other comprehensive income/(loss)-Pfizer Inc.:
Actuarial gains/(losses) and other benefit plan items	(2,459)		(1,426)		(701)
Amortization of actuarial losses and other benefit plan items	284		262		291
Curtailments and settlements-net	355		266		390
Other	(100)		88		(196)
Income taxes	747		230		(19)
Ending Balance	(5,120)		(3,947)		(3,367)
BENEFIT PLANS [Member] | PRIOR SERVICE (COSTS)/CREDITS AND OTHER [Member]
Comprehensive Income (Loss) [Line Items]
Beginning Balance	389		94		10
Other comprehensive income/(loss)-Pfizer Inc.:
Actuarial gains/(losses) and other benefit plan items	106		550		154
Amortization of actuarial losses and other benefit plan items	(69)		(42)		(6)
Curtailments and settlements-net	(91)		(49)		(5)
Other	3		5		(3)
Income taxes	24		(169)		(56)
Ending Balance	362		389		94
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) [Member]
Comprehensive Income (Loss) [Line Items]
Beginning Balance	(3,440)		552		(4,569)
Other comprehensive income/(loss)-Pfizer Inc.:
Foreign currency translation adjustments	837		(3,544)		4,978
Unrealized holding gains/(losses)	(645)		(1,036)		867
Reclassification adjustments to income	127	[1]	554	[1]	(437)	[1]
Actuarial gains/(losses) and other benefit plan items	(2,353)		(876)		(547)
Amortization of actuarial losses and other benefit plan items	215		220		285
Curtailments and settlements-net	264		217		385
Other	(93)		98		(197)
Income taxes	959		375		(213)
Total other comprehensive income/(loss)	(689)	[2]	(3,992)	[2]	5,121	[2]
Ending Balance	$ (4,129)		$ (3,440)		$ 552

[1]	The currency translation adjustments reclassified to income resulted from the sale of legal entities.
[2]	Amounts do not include adjustments attributable to noncontrolling interests of $45 million loss in 2011, $5 million income in 2010 and $6 million income in 2009.